INTANGIBLE ASSETS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Indefinite-Lived Intangible Assets [Table Text Block]
The following table summarizes our intangible assets:

	Year Ended December 31,
	2013	2012
Intangible assets:
License – Power 3 Medical	$430,252	$484,643
License – Memory Dx (LymPro)	145,940	$47,500
License – University of Massachusetts	34,902	—
Total intangible assets net	$611,094	$532,143

Finite-lived Intangible Assets Amortization Expense [Table Text Block]
The following table summarizes our intangible assets:

	Period Ended
	March 31, 2014	December 31, 2013
Intangible assets:
Licenses	$1,431	$681
Accumulated amortization	(93)	(70)
Total intangible assets net	$1,338	$611

Amortizable intangible assets as of December 31, 2013 and 2012 consist of the following:

	December 31, 2013
	Gross Carrying Amount	Accumulated Amortization	Net Book Value
License costs	681,143	(70,049)	611,094

	December 31, 2012
	Gross Carrying Amount	Accumulated Amortization	Net Book Value
License costs	$532,143	$—	$532,143

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
These license costs will be amortized over the expected remaining lives of the respective patents. As of March 31, 2014, amortization expense for the next five years is expected to be as follows:

2014 (remaining nine months)	$78
2015	102
2016	102
2017	102
2018	102
thereafter	852
Total	$1,338

As of December 31, 2013, amortization expense for the next five years is expected to be as follows:
2014	$44,599
2015	44,599
2016	44,721
2017	44,599
2018	44,599
thereafter	387,977
Total	$611,094